Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Equity/(Deficit) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stock issuance cost	$ 4,250
Convertible Preferred Stock [Member]
Stock issuance cost		$ 3,324